Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of assets and liabilities
As of December 31,
2019
Total current asset	$5,988,899
Total assets	$9,793,910
Total current liabilities	$1,295,055
Total liabilities	$1,295,055

For the year ended December 31,
2019
Financial service revenue	$2,525,524
Net income	$1,600,661

For the year ended December 31,
2019
Net cash provided by operating activities	$824,462
Net cash (used in) investing activities	$(3,132,684)
Net cash provided by financing activities	$3,044,235

Schedule of amortize cost of related assets over their useful lives
Useful life
Buildings	20 years
Machinery and equipment	3 - 10 years
Transportation equipment	4 years
Office equipment	3 - 5 years
Electronic equipment	3 - 5 years
Leasehold improvements	Shorter of remaining lease term or life of assets

Schedule of amortize cost of intangible assets over their useful lives
Useful life
Land use right	25 years
Software	3 - 5 years
Trademark	3-5 years
Customer relationships and user list	5 years
Technology	5-10 years

Schedule of consolidated financial statements
	December 31, 2019	December 31, 2018	December 31, 2017
Balance sheet items, except for equity accounts	US$1=RMB 6.9618	US$1=RMB 6.8755	US$1=RMB 6.5074
Items in the statements of income and cash flows	US$1=RMB 6.9081	US$1=RMB 6.6090	US$1=RMB 6.7578